Cover Page	Jul. 28, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 28, 2020
Entity Registrant Name	On Deck Capital, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36779
Entity Tax Identification Number	42-1709682
Entity Address, Address Line One	1400 Broadway
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	888
Local Phone Number	269-4246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.005 per share
Trading Symbol	ONDK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001420811
Amendment Flag	false